STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Operating expenses:
Research and development	$ 1,338,604	$ 372,426	$ 2,654,501	$ 1,506,989
General and administrative	1,557,341	1,939,148	8,499,304	10,526,566
Depreciation	3,069	2,908	10,475	10,475
Total operating expenses	2,899,014	2,314,482	11,164,280	12,044,030
Loss from operations	(2,899,014)	(2,314,482)	(11,164,280)	(12,044,030)
Other income (expense):
(Loss) gain on change in fair value of derivatives	(373,611)	(268,425)	(422,908)	3,113,580
Interest income (expense)	0	0	1	(1,298)
Financing costs	0	0	0	(529,704)
Total other income (expense)	(373,611)	(268,425)	(422,907)	2,582,578
Loss before income taxes	(3,272,625)	(2,582,907)	(11,587,187)	(9,461,452)
Income taxes (benefit)	0	0	0	0
Net loss	(3,272,625)	(2,582,907)	(11,587,187)	(9,461,452)
Preferred stock dividend	(23,745)	(32,244)	(110,023)	(351,522)
NET LOSS AVAILABLE TO COMMON STOCKHOLDERS	$ (3,296,370)	$ (2,615,151)	$ (11,697,210)	$ (9,812,974)
Net loss per common share, basic and diluted (in Dollars per share)	$ (0.14)	$ (0.15)	$ (0.60)	$ (0.70)
Weighted average number of common shares outstanding, basic and diluted (in Shares)	23,051,872	17,074,329	19,490,767	14,103,055